INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING	12 Months Ended
Dec. 31, 2025
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
NOTE 16. INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
The following table sets forth information regarding the money market operations recognized as liabilities in Consolidated Statement of Financial Position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2025(1)	December 31, 2024
In millions of COP
Interbank Deposits
Interbank liabilities	30,102	716,493
Total interbank	30,102	716,493
Repurchase agreements and other similar secured borrowing
Repurchase agreements	392,255	372,004
Short selling operations	191,842	155,973
Temporary transfer of securities(2)	91,950	532,495
Total Repurchase agreements and other similar secured borrowing(3)	676,047	1,060,472
Total money market transactions	706,149	1,776,965
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025, which recorded interbank and repo liabilities of COP 910,189 that were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)As of December 2025, decrease in the number of active simultaneous transactions, closing the period with a total of 6 passive simultaneous transactions. Of these, 5 were carried out with the Cámara de Riesgo Central de Contraparte and 1 with Fiduciaria Davivienda S.A. As of December 2024, 14 simultaneous transactions remained active, all carried out with the Cámara de Riesgo Central de Contraparte.
(3) Total repo liabilities have maturities of less than 30 days.
Offsetting of Repurchase and Resale Agreements
For Cibest Corporate Group, substantially all repurchase and resale activities are transacted under legally enforceable repurchase agreements that give Cibest Corporate Group, in the event of default by the counterparty, the right to liquidate securities held with the same counterparty.
Cibest Corporate Group does not offset repurchase and resale transactions with the same counterparty in the Consolidated Statement of Financial Position.
The table below presents repurchases and resale transactions included in the Consolidated Statement of Financial Position at December 31, 2025 and 2024:
As of December 31, 2025

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements(1)	4,674,479	-	4,674,479	(4,674,479)	-
Securities sold under repurchase agreements	(676,047)	-	(676,047)	676,047	-
Total repurchase and resale agreements	3,998,432	-	3,998,432	(3,998,432)	-
(1)The amount includes those presented as cash and cash equivalents for COP 4,673,590 and those presented as other assets for COP 889.

As of December 31, 2024

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements(1)	5,725,166	-	5,725,166	(5,725,166)	-
Securities sold under repurchase agreements	(1,060,472)	-	(1,060,472)	1,060,472	-
Total repurchase and resale agreements	4,664,694	-	4,664,694	(4,664,694)	-
(1)The amount includes those presented as cash and cash equivalents for COP 5,722,948 and those presented as other assets for COP 2,218.
For further information about offsetting of other financial assets and liabilities see Note 5. Financial assets investments and derivatives.